SCHEDULE OF INFORMATION SEGMENTS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Total revenues, net	$ 672,786	$ 812,910	$ 1,512,351	$ 2,363,836	$ 3,066,233	$ 2,451,055
Operating expenses	1,206,690	906,419	3,557,647	1,766,671	3,093,171	1,656,595
Hotel operating costs	404,322	320,305	1,334,041	320,305	744,594
Total operating costs and expenses	1,206,690	906,419	3,557,647	1,766,671	3,093,171	1,656,595
(Loss) income from operations	(533,904)	(93,509)	(2,045,296)	597,165	(26,938)	794,460
Total assets	10,011,149		10,011,149		11,660,346	8,093,818
Advertising and Product [Member]
Product Information [Line Items]
Total revenues, net	338,327	509,861	371,016	2,060,787	2,406,988	2,451,055
Cost of goods sold	90,391	38,461	98,809	199,141	316,750	224,675
Operating expenses	301,624	267,331	961,885	966,903	1,344,543	1,431,920
(Loss) income from operations	(53,688)	204,069	(689,678)	894,743	745,695	794,460
Total assets	5,309,901		5,309,901		8,914,211	8,093,818
Pharmacies [Member]
Product Information [Line Items]
Total revenues, net	164,735	139,947	517,674	139,947	280,447
Cost of goods sold	124,992	92,477	395,096	92,477	218,735
Operating expenses	144,164	124,138	467,315	124,138	252,513
(Loss) income from operations	(104,421)	(76,668)	(344,737)	(76,668)	(190,801)
Total assets	719,589		719,589		931,706
Hotel [Member]
Product Information [Line Items]
Total revenues, net	169,724	163,102	623,661	163,102	378,798
Operating expenses	141,197	63,707	300,501	63,707	216,036
Hotel operating costs	404,322	320,305	1,334,041	320,305	744,594
(Loss) income from operations	(375,795)	$ (220,910)	(1,010,881)	$ (220,910)	(581,832)
Total assets	1,108,839		1,108,839		1,814,429
Manufacture And Sale [Member]
Product Information [Line Items]
Total assets	$ 2,872,820		$ 2,872,820